LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

NOTE 8 - LEASES

The operating entities lease all of their offices under various non-cancelable lease agreements that expire on various dates through 2023. The Group evaluates contracts entered into to determine whether the contract involves the use of property which is either explicitly or implicitly identified in the contract. The Group evaluates whether it controls the use of the asset, which is determined by assessing whether it obtains substantially all economic benefits from the use of the asset, and whether it has the right to direct the use of the asset. If these criteria are met and the Group has identified a lease, it would be accounted for under the requirements of ASC 842.

Upon the possession of a leased asset, the Group determines its classification as an operating or finance lease. All of its real estate leases are classified as operating leases. The operating entities’ real estate leases have initial terms ranging from one to five years. Renewal options are generally not recognized as part of the right-of-use assets and lease liabilities as it is not reasonably certain at commencement date that the Group would exercise the options to extend the lease. The Group’s real estate leases typically provide for fixed minimum rent payments. For operating leases that include rent holidays and rent escalation clauses, the Group recognize lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property.

The PRC operating entities had one long-term lease which became effective on January 1, 2019, and which will be expired on December 31, 2023. The Group adopted new accounting standard ASC 842 effective January 1, 2019. The Group used 4.35%, the Chinese bank long-term lending annual rate for a typical five years lease as an incremental borrowing rate, in determining the present value of future lease payments. The same rate was used as the discount rate to measure the lease liability on January 1, 2019, the date of adoption. At initial measurement, the Group recorded a non-cash ROU asset of $479,744 (RMB 3,342,278 translated on December 31, 2019 exchange rate, and a noncash lease liability of $479,744 (RMB 3,342,278 translated on December 31, 2019).

A summary of operating lease right-of-use assets and liabilities as of December 31, 2021 and 2020 were as follows:

Operating Lease Assets
	2021	2020
Main offices operating lease assets - initial measurement	$479,744	$479,744
Less: accumulated amortization	(275,382)	(179,611)
Foreign exchange effects	19,765	19,695
Operating Lease Assets, net	$224,127	$319,828

Operating Lease Liabilities
Total operating lease liabilities - initial measurement	$479,744	$479,744
Accrued interest	41,124	31,394
Accumulated payment to liabilities	(316,506)	(263,755)
Foreign exchange effects	19,765	16,232
Total operating lease liabilities	224,127	263,615
Less: operating lease liabilities, current	(162,735)	(102,056)
Long-term Operating Lease Liabilities	$61,392	$161,559

During the year ended December 31, 2021, the Company missed one scheduled rental payment (lease repayment). Consequently, current lease liabilities increased.

The following table summarizes the maturity of lease liabilities under operating lease as of December 31, 2021:

For the 12 months ended	Operating Leases
December 31, 2022	$115,706
December 31, 2023	115,706
Total minimum payments	231,412
Less: imputed interest	(7,285)
Total operating lease liabilities	$224,127

The operating entities will lease temporary office spaces used for ongoing projects based on the needs. These leases are normally with terms of 12 months or less, and an option of renewing. Due to the temporary nature of these office spaces, the Group typically only includes the initial lease term in its assessment of a lease arrangement. Options to extend a lease are not included in the Group’s assessment unless there is reasonable certainty that the operating entities will renew the lease. The Group elected not to recognize on the balance sheet for leases with terms of 12 months or less. The lease expense recognized for such leases is on a straight-line basis over the lease terms. For the years ended December 31, 2021, 2020, and 2019, such operating lease expense amounted to $3,715, $10,012, and $17,045, respectively.

For the years ended December 31, 2021, 2020, and 2019, total operating lease expense amounted to $117,686, $116,532, and $184,802, respectively.